Cash and cash equivalents (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 588,530	$ 556,066	$ 630,438	$ 514,669
Chilean Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	8,240	157,500
US Dollar [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	558,572	353,674
Euro [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3,131	4,738
Australian dollar [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	8,492	29,598
Mexican Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	2,103	1,242
South African Rand [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3,929	5,219
Japanese Yen [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,559	1,786
Peruvian Sol [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	4	1
Chinese Yuan [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	2,484	2,305
Indian Rupee [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	6	0
UAE dirham [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	0	1
Argentine Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3	2
Pound Sterling [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3	0
Indonesian Rupee [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3	0
Polish Ztoly [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1	$ 0